Property, plant and equipment (Details 2) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Right-of-use assets	$ 40,295	$ 36,972
Platforms [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	23,106	21,925
Vessels [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	15,082	13,039
Properties [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	2,107	2,008
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	66,469	58,273
Gross carrying amount [member] | Platforms [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	31,412	28,617
Gross carrying amount [member] | Vessels [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	31,608	26,632
Gross carrying amount [member] | Properties [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	3,449	3,024
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(26,174)	(21,301)
Accumulated depreciation and amortisation [member] | Platforms [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(8,306)	(6,692)
Accumulated depreciation and amortisation [member] | Vessels [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(16,526)	(13,593)
Accumulated depreciation and amortisation [member] | Properties [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	$ (1,342)	$ (1,016)